American Century Variable Portfolios II, Inc.
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

VP INFLATION PROTECTION FUND

Supplement dated September 28, 2007 * Prospectus dated May 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 12.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions. The fund's lead portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment teams provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

BRIAN HOWELL (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since the fund's inception in December 2002. He joined American Century in 1987 and became a portfolio manager in January 1996.
He has a bachelor's degree in mathematics/statistics and an MBA from University of California - Berkeley.

JIM PLATZ (LEAD PORTFOLIO MANAGER)

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since September 2007. He joined American Century in
October 2003 as a portfolio manager. Prior to joining American Century, he was a vice president, senior portfolio manager for Standish Mellon Asset Management, formerly Certus Asset Advisors, since August 1995. Mr. Platz received a MBA from the University of Southern California, and a bachelor's degree in history and political economies of industrial societies from the University of California,
Berkeley. He is a CFA charterholder.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003.
He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

ROBERT V. GAHAGAN (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM
REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since the fund's inception in December
2002. He joined American Century in February 1983 and became a portfolio manager in January 1991. He has a bachelor's degree in economics and an MBA from the
University of Missouri - Kansas City.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56900 0709

American Century Variable Portfolios II, Inc.
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo]

VP INFLATION PROTECTION FUND

Supplement dated September 28, 2007 * Statement of Additional Information dated May 1, 2007

THE FOLLOWING REPLACES THE Other Accounts Managed TABLE ON PAGE 39 OF THE SAI.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
                                  REGISTERED                           OTHER ACCOUNTS
                                  INVESTMENT                           (E.G., SEPARATE
                                  COMPANIES                            ACCOUNTS AND
                                  (E.G., OTHER      OTHER POOLED       CORPORATE
                                  AMERICAN          INVESTMENT         ACCOUNTS,
                                  CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                  AND AMERICAN      COMMINGLED         INCUBATION
                                  CENTURY -         TRUSTS AND         STRATEGIES AND
                                  SUBADVISED        529 EDUCATION      CORPORATE
                                  FUNDS)            SAVINGS PLANS)     MONEY)
--------------------------------------------------------------------------------------
VP INFLATION PROTECTION
--------------------------------------------------------------------------------------
Robert        Number of Other     17                2                  1
Gahagan       Accounts Managed
              ------------------------------------------------------------------------
              Assets in Other     $6,919,531,977    $1,836,069,469     $28,466,442
              Accounts Managed
--------------------------------------------------------------------------------------
Seth B.       Number of Other     6                 0                  0
Plunkett (1)  Accounts Managed
              ------------------------------------------------------------------------
              Assets in Other     $2,084,634,172    N/A                N/A
              Accounts Managed
--------------------------------------------------------------------------------------
Brian         Number of Other     10                1                  0
Howell(2)     Accounts Managed
              ------------------------------------------------------------------------
              Assets in Other     $4,287,519,089    $51,961,193        N/A
              Accounts Managed
--------------------------------------------------------------------------------------
Jim Platz(2)  Number of Other     11                1                  0
              Accounts Managed
              ------------------------------------------------------------------------
              Assets in Other     $4,481,616,882    $51,961,193        N/A
              Accounts Managed
--------------------------------------------------------------------------------------

(1)  MR. PLUNKETT BECAME A PORTFOLIO MANAGER ON MARCH 1, 2007. INFORMATION
     IS PROVIDED AS OF THAT DATE.

(2)  MR. HOWELL AND MR. PLATZ BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

THE FOLLOWING REPLACES THE Ownership of Securities SECTION ON PAGE 41 OF THE
SAI.

OWNERSHIP OF SECURITIES

As of December 31, 2006, the fund's most recent fiscal year end, the fund's portfolio managers did not beneficially own shares of the fund. Mr. Plunkett became a portfolio manager on March 1, 2007, and as of that date he did not beneficially own shares of the fund. Mr. Howell and Mr. Platz became portfolio managers on September 21, 2007, and as of that date they did not beneficially own shares of the fund. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56909 0709